Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 20,000,000	$ 10,842,000
Intangible liabilities	1,206,000	1,265,000
Deferred financing costs	277,000	16,000
Tax credits	810,000	656,000
Deferred site lease	73,000	18,000
Asset retirement obligation	1,154,000	197,000
Stock-based compensation	50,000	32,000
Sec. 163(j) interest limitation	7,947,000	8,465,000
Deferred taxes before valuation allowance	31,517,000	21,491,000
Valuation allowance	(339,000)	0
Net deferred tax assets	31,178,000	21,491,000
Deferred tax liabilities:
Property, plant and equipment	(18,537,000)	(12,024,000)
Intangible assets	(1,089,000)	(972,000)
Investments in partnerships	(22,553,000)	(19,108,000)
Total deferred tax liabilities	(42,179,000)	(32,104,000)
Net deferred tax liability	(11,001,000)	$ (10,613,000)
CBRE Acquisition Holdings Inc [Member]
Deferred tax assets:
Net operating losses	5,294
Capitalized costs	56,812
Deferred taxes before valuation allowance	62,106
Valuation allowance	(62,106)
Net deferred tax assets/(liabilities), net of allowance	$ 0